Segment Reporting, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Assets [Abstract]
Cash and cash equivalents including restricted cash	$ 9,971	$ 11,629	$ 20,799	$ 39,956
Investments in unconsolidated joint ventures	7,307	8,054
Other fixed assets, net	505	505
Assets	425,995	$ 422,772
Operating Segment [Member] | Tanker Segment [Member]
Assets [Abstract]
Assets	367,694
Operating Segment [Member] | Megayacht Segment [Member]
Assets [Abstract]
Assets	40,518
Reconciling Item [Member]
Assets [Abstract]
Cash and cash equivalents including restricted cash	9,971
Investments in unconsolidated joint ventures	7,307
Other fixed assets, net	$ 505